Restricted Stock Units (Details Narrative)								12 Months Ended
	Dec. 31, 2023 USD ($) shares	Sep. 17, 2023 shares	Sep. 15, 2023 shares	Sep. 02, 2023 shares	Jul. 06, 2023 shares	May 11, 2023 shares	Jan. 01, 2023 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of options vested | shares								1,620,000
Obligaton	$ 73,346							$ 73,346
Repurchase value								$ (315,253)	$ (136,928)
Issuance of shares obligation | shares	283,094							283,094
Issuance of private placement shares | shares	1,518,010							1,518,010	675,012
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of options vested | shares	1,365,610	650,000	452,785	75,464	75,000	601,000	256,800	(3,446,659)	(885,012)
Stock based compensation expenses								$ 2,279,059	$ 697,650
Obligaton	$ 18,398							$ 18,398	$ 295,747
Repurchased RSU's shares | shares								667,868
Repurchase fair value								$ 993,136
Reduction equity								919,790
Repurchase value								$ 604,537
Issuance of shares obligation accrual | shares								1,365,610